First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
Portfolio of Investments
January 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.8%
	Australia – 21.6%
6,947	ALS Ltd. (b)	$52,555
2,124	ARB Corp., Ltd. (b)	56,729
3,355	Aristocrat Leisure Ltd. (b)	79,037
1,274	ASX Ltd. (b)	69,614
19,877	Aurizon Holdings Ltd. (b)	56,067
6,601	BHP Group Ltd. (b)	220,137
11,712	Brambles Ltd. (b)	94,236
3,794	Brickworks Ltd. (b)	53,819
3,111	carsales.com Ltd. (b)	46,379
6,215	Coca-Cola Amatil Ltd. (b)	61,865
1,886	Commonwealth Bank of Australia (b)	119,745
936	CSL Ltd. (b)	194,053
13,023	Evolution Mining Ltd. (b)	46,511
7,332	Fortescue Metals Group Ltd. (b)	120,771
14,842	Harvey Norman Holdings Ltd. (b)	60,111
1,366	JB Hi-Fi Ltd. (b)	53,687
1,371	Magellan Financial Group Ltd. (b)	49,812
11,181	Santos Ltd. (b)	55,109
3,363	Wesfarmers Ltd. (b)	139,596
8,498	Westpac Banking Corp. (b)	136,233
2,556	WiseTech Global Ltd. (b)	60,563
		1,826,629
	Bermuda – 0.6%
23,625	Kerry Logistics Network Ltd. (b)	50,384
	Cayman Islands – 2.5%
6,142	CK Hutchison Holdings Ltd. (b)	42,386
39,800	Xinyi Glass Holdings Ltd. (b)	96,275
34,500	Xinyi Solar Holdings Ltd. (b)	75,486
		214,147
	Hong Kong – 7.7%
21,034	AIA Group Ltd. (b)	253,602
27,225	BOC Hong Kong Holdings Ltd. (b)	81,185
600	Hong Kong Exchanges & Clearing Ltd. (b)	38,359
12,750	Power Assets Holdings Ltd. (b)	67,660
23,250	Swire Properties Ltd. (b)	67,393
6,000	Techtronic Industries Co., Ltd. (b)	89,630
12,000	Vitasoy International Holdings Ltd. (b)	52,225
		650,054
	Japan – 57.6%
1,100	Advantest Corp. (b)	86,930
2,500	Anritsu Corp. (b)	61,597
6,800	Astellas Pharma, Inc. (b)	110,378
700	Bandai Namco Holdings, Inc. (b)	59,690
900	Capcom Co., Ltd. (b)	56,465
Shares	Description	Value

	Japan (Continued)
10,000	Chiba Bank (The) Ltd. (b)	$54,391
2,500	Chugai Pharmaceutical Co., Ltd. (b)	130,823
2,700	Chugoku Electric Power (The) Co., Inc. (b)	33,293
2,300	COMSYS Holdings Corp. (b)	68,121
700	Daifuku Co., Ltd. (b)	79,889
700	Daikin Industries Ltd. (b)	147,793
2,900	Daiwa House Industry Co., Ltd. (b)	82,217
1,900	Hitachi Construction Machinery Co., Ltd. (b)	55,384
1,600	Hitachi Transport System Ltd. (b)	47,025
1,100	Hoya Corp. (b)	140,749
2,800	Iida Group Holdings Co., Ltd. (b)	61,767
5,300	ITOCHU Corp. (b)	151,787
3,700	Japan Post Insurance Co., Ltd. (b)	72,673
4,700	Japan Tobacco, Inc. (b)	93,362
1,700	Kakaku.com, Inc. (b)	49,236
1,700	Kao Corp. (b)	123,347
4,500	KDDI Corp. (b)	132,267
200	Keyence Corp. (b)	107,376
1,600	M3, Inc. (b)	134,679
1,600	Makita Corp. (b)	76,352
3,400	Mitsubishi Estate Co., Ltd. (b)	53,788
1,100	NEC Corp. (b)	59,850
1,700	Nihon M&A Center, Inc. (b)	98,445
125	Nintendo Co., Ltd. (b)	71,954
800	Nippon Paint Holdings Co., Ltd. (b)	71,940
1,100	Nissan Chemical Corp. (b)	62,655
2,500	Nomura Research Institute Ltd. (b)	84,211
3,500	Obayashi Corp. (b)	29,317
500	Obic Co., Ltd. (b)	93,552
6,500	ORIX Corp. (b)	104,298
1,600	Otsuka Corp. (b)	80,562
1,300	Pigeon Corp. (b)	58,493
3,600	Recruit Holdings Co., Ltd. (b)	156,591
7,800	Renesas Electronics Corp. (b) (c)	89,009
2,900	SG Holdings Co., Ltd. (b)	74,335
400	Shimano, Inc. (b)	93,789
900	Shin-Etsu Chemical Co., Ltd. (b)	156,671
4,700	Shinsei Bank Ltd. (b)	57,613
1,700	Shionogi & Co., Ltd. (b)	92,293
1,500	SoftBank Group Corp. (b)	116,209
2,600	Sony Corp. (b)	248,853
1,900	Sumitomo Metal Mining Co., Ltd. (b)	82,380
2,500	Sumitomo Realty & Development Co., Ltd. (b)	75,465
1,400	Sundrug Co., Ltd. (b)	55,544

First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
800	Sysmex Corp. (b)	$93,330
1,985	Toyota Motor Corp. (b)	139,220
500	Tsuruha Holdings, Inc. (b)	66,395
1,400	Welcia Holdings Co., Ltd. (b)	47,430
12,500	Z Holdings Corp. (b)	77,654
2,300	ZOZO, Inc. (b)	64,407
		4,873,844
	Multinational – 0.8%
48,750	HKT Trust & HKT Ltd. (b)	64,164
	New Zealand – 0.7%
18,629	Spark New Zealand Ltd. (b)	63,960
	Singapore – 4.3%
32,400	CapitaLand Ltd. (b)	77,878
40,500	Sheng Siong Group Ltd. (b)	49,253
8,600	Singapore Exchange Ltd. (b)	63,890
12,500	Singapore Technologies Engineering Ltd. (b)	34,851
3,700	Venture Corp Ltd. (b)	54,989
21,200	Wilmar International Ltd. (b)	83,909
		364,770
	United Kingdom – 1.0%
3,227	BHP Group PLC (b)	88,437
	Total Common Stocks	8,196,389
	(Cost $6,925,387)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.9%
	Australia – 2.5%
5,327	Charter Hall Group (b)	55,042
9,097	Dexus (b)	62,298
6,686	Goodman Group (b)	89,973
		207,313
	New Zealand – 0.4%
20,453	Goodman Property Trust (b)	33,039
	Total Real Estate Investment Trusts	240,352
	(Cost $222,824)
	Total Investments – 99.7%	8,436,741
	(Cost $7,148,211) (d)
	Net Other Assets and Liabilities – 0.3%	27,929
	Net Assets – 100.0%	$8,464,670

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2021, securities noted as such are valued at $8,436,741 or 99.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,403,605 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $115,075. The net unrealized appreciation was $1,288,530.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,196,389	$ —	$ 8,196,389	$ —
Real Estate Investment Trusts*	240,352	—	240,352	—
Total Investments	$ 8,436,741	$—	$ 8,436,741	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Japanese Yen	57.8%
Australian Dollar	24.1
Hong Kong Dollar	11.6
Singapore Dollar	4.3
New Zealand Dollar	1.2
British Pound Sterling	1.0
Total	100.0%

First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Sector Allocation	% of Total Investments
Industrials	17.8%
Financials	13.1
Consumer Discretionary	12.5
Materials	10.7
Health Care	10.6
Information Technology	10.1
Consumer Staples	8.2
Communication Services	8.0
Real Estate	7.1
Utilities	1.2
Energy	0.7
Total	100.0%

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments
January 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.4%
	Australia – 6.9%
73,880	ALS Ltd. (b)	$558,910
51,814	Aristocrat Leisure Ltd. (b)	1,220,626
68,384	BHP Group Ltd. (b)	2,280,537
8,366	CSL Ltd. (b)	1,734,452
125,811	Fortescue Metals Group Ltd. (b)	2,072,325
24,726	JB Hi-Fi Ltd. (b)	971,787
24,629	Magellan Financial Group Ltd. (b)	894,840
3,500	Rio Tinto Ltd. (b)	292,946
		10,026,423
	Austria – 0.8%
27,066	EVN AG (b)	632,393
6,664	Verbund AG (b)	600,643
		1,233,036
	Belgium – 0.4%
1,880	Sofina S.A. (b)	607,727
	Bermuda – 0.4%
261,146	Kerry Logistics Network Ltd. (b)	556,936
	Canada – 2.7%
10,620	Canadian National Railway Co.	1,075,662
29,484	Dollarama, Inc.	1,152,614
22,438	Empire Co., Ltd., Class A	619,929
26,522	IGM Financial, Inc.	702,898
19,475	Quebecor, Inc., Class B	466,029
		4,017,132
	Cayman Islands – 2.1%
40,998	CK Hutchison Holdings Ltd. (b)	282,928
533,830	Xinyi Glass Holdings Ltd. (b)	1,291,322
680,416	Xinyi Solar Holdings Ltd. (b)	1,488,752
		3,063,002
	Denmark – 2.9%
2,669	Genmab A.S. (b) (c)	1,062,648
33,079	Novo Nordisk A.S., Class B (b)	2,304,555
14,307	Novozymes A.S., Class B (b)	858,685
		4,225,888
	Finland – 2.9%
24,664	Kesko OYJ, Class B (b)	640,441
15,987	Kone OYJ, Class B (b)	1,257,300
18,071	Neste OYJ (b)	1,272,932
61,024	Stora Enso OYJ, Class R (b)	1,107,443
		4,278,116
	France – 3.6%
53,611	Credit Agricole S.A. (b) (c)	606,775
5,499	Danone S.A. (b)	365,676
1,074	Hermes International (b)	1,095,842
5,709	Iliad S.A. (b)	1,055,779
1,592	Kering S.A. (b)	1,044,883
Shares	Description	Value

	France (Continued)
13,068	Worldline S.A. (b) (c) (d) (e)	$1,104,638
		5,273,593
	Germany – 5.2%
3,143	adidas AG (b) (c)	996,579
18,471	HeidelbergCement AG (b)	1,365,362
11,397	SAP SE (b)	1,446,143
14,435	Siemens AG (b)	2,236,562
19,998	TAG Immobilien AG (b)	614,074
34,634	TLG Immobilien AG (b)	965,016
		7,623,736
	Hong Kong – 1.0%
116,204	AIA Group Ltd. (b)	1,401,043
	Ireland – 1.1%
15,872	CRH PLC (b)	655,088
13,662	Kingspan Group PLC (c)	928,453
		1,583,541
	Israel – 0.8%
9,421	Check Point Software Technologies Ltd. (c)	1,203,439
	Italy – 1.7%
228,067	A2A S.p.A. (b)	369,830
19,635	Recordati Industria Chimica e Farmaceutica S.p.A. (b)	1,016,096
213,029	Snam S.p.A. (b)	1,117,062
		2,502,988
	Japan – 14.8%
24,500	Anritsu Corp. (b)	603,648
20,400	Capcom Co., Ltd. (b)	1,279,883
35,500	Chugai Pharmaceutical Co., Ltd. (b)	1,857,684
2,200	Hoya Corp. (b)	281,499
7,700	IR Japan Holdings Ltd. (b)	1,286,349
56,300	ITOCHU Corp. (b)	1,612,375
21,200	Kao Corp. (b)	1,538,204
19,900	NEC Corp. (b)	1,082,735
20,600	Nihon M&A Center, Inc. (b)	1,192,923
2,100	Nintendo Co., Ltd. (b)	1,208,834
18,300	Nissan Chemical Corp. (b)	1,042,350
31,300	Nomura Research Institute Ltd. (b)	1,054,322
23,600	Obayashi Corp. (b)	197,679
19,500	Pan Pacific International Holdings Corp. (b)	437,888
47,400	Recruit Holdings Co., Ltd. (b)	2,061,778
25,200	Sony Corp. (b)	2,411,959
14,900	Sumitomo Realty & Development Co., Ltd. (b)	449,769
5,600	Tokyo Electron Ltd. (b)	2,129,416
		21,729,295

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Jersey – 1.1%
837,100	Man Group PLC (b)	$1,671,118
	Luxembourg – 1.6%
145,073	B&M European Value Retail S.A. (b)	1,060,409
12,746	Eurofins Scientific SE (b) (c)	1,223,448
		2,283,857
	Multinational – 0.4%
387,928	HKT Trust & HKT Ltd. (b)	510,582
	Netherlands – 5.4%
739	Adyen N.V. (b) (c) (d) (e)	1,543,790
6,898	ASML Holding N.V. (b)	3,682,525
115,066	CNH Industrial N.V. (c)	1,467,092
2,579	Ferrari N.V. (b)	536,662
7,804	Wolters Kluwer N.V. (b)	648,437
		7,878,506
	New Zealand – 1.6%
50,532	Fisher & Paykel Healthcare Corp., Ltd. (b)	1,252,368
335,922	Spark New Zealand Ltd. (b)	1,153,339
		2,405,707
	Singapore – 1.0%
260,500	Sheng Siong Group Ltd. (b)	316,798
129,700	Singapore Exchange Ltd. (b)	963,545
16,300	Venture Corp Ltd. (b)	242,251
		1,522,594
	Spain – 1.5%
41,785	EDP Renovaveis S.A. (b)	1,144,324
55,398	Red Electrica Corp. S.A. (b)	1,051,891
		2,196,215
	Sweden – 7.7%
18,856	Atlas Copco AB, Class A (b)	1,023,001
17,465	Atlas Copco AB, Class B (b)	817,711
70,566	Epiroc AB, Class A (b)	1,351,967
52,773	Indutrade AB (b) (f)	1,081,557
17,311	Investor AB, Class A (b)	1,267,971
25,384	Investor AB, Class B (b)	1,861,900
25,671	Kinnevik AB, Class B (b)	1,259,405
20,121	Lifco AB, Class B (b)	1,847,084
37,608	Swedish Orphan Biovitrum AB (b) (c)	710,090
		11,220,686
	Switzerland – 13.5%
13,857	Coca-Cola HBC AG (b)	409,095
56,187	Credit Suisse Group AG (b)	737,037
1,249	EMS-Chemie Holding AG (b)	1,178,057
6,261	Kuehne + Nagel International AG (b)	1,424,728
16,546	Logitech International S.A. (b)	1,718,444
Shares	Description	Value

	Switzerland (Continued)
30,764	Nestle S.A. (b)	$3,448,539
31,554	Novartis AG (b)	2,857,063
2,171	Partners Group Holding AG (b)	2,563,499
10,513	Roche Holding AG (b)	3,628,163
3,369	Roche Holding AG (b)	1,186,987
38,442	UBS Group AG (b)	554,097
		19,705,709
	United Kingdom – 15.3%
32,195	Admiral Group PLC (b)	1,268,832
19,031	Ashtead Group PLC (b)	955,107
5,176	ASOS PLC (b) (c)	316,253
3,001	AstraZeneca PLC (b)	306,136
136,937	Auto Trader Group PLC (b) (c) (d) (e)	1,055,725
317,498	Aviva PLC (b)	1,452,263
173,385	Balfour Beatty PLC (b) (c)	638,461
20,878	BHP Group PLC (b)	572,169
20,900	Compass Group PLC (b) (c)	373,332
12,844	Croda International PLC (b)	1,103,539
68,840	Evraz PLC (b)	470,688
486,343	G4S PLC (b) (c)	1,726,184
5,755	Games Workshop Group PLC (b)	812,089
48,224	GlaxoSmithKline PLC (b)	895,583
13,416	Intertek Group PLC (b)	1,010,402
61,140	JD Sports Fashion PLC (b) (c)	622,375
52,157	KAZ Minerals PLC (b)	515,859
25,812	Mondi PLC (b)	607,870
46,499	RELX PLC (b)	1,151,245
62,704	Rightmove PLC (b) (c)	513,282
27,852	Rio Tinto PLC (b)	2,113,051
64,483	Sage Group (The) PLC (b)	519,219
167,209	Spirent Communications PLC (b)	544,197
62,677	Tate & Lyle PLC (b)	590,331
28,623	Unilever PLC (b)	1,667,438
242,754	Wm Morrison Supermarkets PLC (b)	595,329
		22,396,959
	Total Common Stocks	141,117,828
	(Cost $115,577,720)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.4%
	Australia – 0.9%
99,338	Goodman Group (b)	1,336,789
	Belgium – 0.8%
31,660	Warehouses De Pauw CVA (b)	1,136,767

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	United Kingdom – 0.7%
89,912	Safestore Holdings PLC (b)	$995,523
	Total Real Estate Investment Trusts	3,469,079
	(Cost $3,040,850)
	Total Investments – 98.8%	144,586,907
	(Cost $118,618,570) (g)
	Net Other Assets and Liabilities – 1.2%	1,809,123
	Net Assets – 100.0%	$146,396,030

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2021, securities noted as such are valued at $136,970,791 or 93.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (November 1, 2020 through January 31, 2021), the Fund received 35,182 PIK shares of Indutrade AB.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $27,501,976 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,533,639. The net unrealized appreciation was $25,968,337.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 4,017,132	$ 4,017,132	$ —	$ —
Ireland	1,583,541	928,453	655,088	—
Israel	1,203,439	1,203,439	—	—
Netherlands	7,878,506	1,467,092	6,411,414	—
Other Country Categories*	126,435,210	—	126,435,210	—
Real Estate Investment Trusts*	3,469,079	—	3,469,079	—
Total Investments	$ 144,586,907	$ 7,616,116	$ 136,970,791	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Euro	23.1%
British Pound Sterling	18.8
Japanese Yen	15.0
Swiss Franc	13.3
Australian Dollar	7.9
Swedish Krona	7.8
Hong Kong Dollar	3.8
Danish Krone	2.9
Canadian Dollar	2.8
United States Dollar	1.8
New Zealand Dollar	1.7
Singapore Dollar	1.1
Total	100.0%

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Sector Allocation	% of Total Investments
Industrials	20.5%
Health Care	14.1
Information Technology	12.7
Financials	12.3
Materials	11.2
Consumer Discretionary	9.0
Consumer Staples	7.1
Communication Services	5.0
Real Estate	3.8
Utilities	3.4
Energy	0.9
Total	100.0%

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments
January 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.5%
	Australia – 0.8%
1,618	Rio Tinto Ltd. (b)	$135,425
	Austria – 0.7%
1,199	Verbund AG (b)	108,069
	Belgium – 0.6%
270	Sofina S.A. (b)	87,280
	Denmark – 4.5%
424	Genmab A.S. (b) (c)	168,813
4,515	Novo Nordisk A.S., Class B (b)	314,552
2,118	Novozymes A.S., Class B (b)	127,119
1,289	Pandora A.S. (b)	124,036
		734,520
	Finland – 4.7%
6,087	Fortum OYJ (b)	147,232
1,880	Kone OYJ, Class B (b)	147,853
2,618	Neste OYJ (b)	184,413
7,066	Stora Enso OYJ, Class R (b)	128,231
4,450	UPM-Kymmene OYJ (b)	159,008
		766,737
	France – 9.7%
868	Arkema S.A. (b)	96,053
167	Hermes International (b)	170,396
426	Iliad S.A. (b)	78,781
298	Kering S.A. (b)	195,587
387	LVMH Moet Hennessy Louis Vuitton SE (b)	233,978
41,078	Natixis S.A. (b) (c)	154,628
12,002	Orange S.A. (b)	140,861
860	Sanofi (b)	80,882
330	Sartorius Stedim Biotech	138,163
821	Schneider Electric SE (b)	120,162
389	Teleperformance (b)	127,235
373	Worldline S.A. (b) (c) (d) (e)	31,530
		1,568,256
	Germany – 9.3%
12,568	Commerzbank AG (b) (c)	83,036
3,983	Deutsche Post AG (b)	196,741
1,972	HeidelbergCement AG (b)	145,769
1,428	Henkel AG & Co., KGaA (b)	133,525
1,470	Henkel AG & Co., KGaA (Preference Shares) (b)	152,250
1,297	Puma SE (b) (c)	126,916
844	SAP SE (b)	107,094
1,495	Siemens AG (b)	231,636
553	Symrise AG (b)	68,817
3,110	TAG Immobilien AG (b)	95,498
6,106	TLG Immobilien AG (b)	170,133
		1,511,415
	Ireland – 0.6%
1,483	Kingspan Group PLC (c)	100,783
Shares	Description	Value

	Israel – 0.5%
4,463	Plus500 Ltd. (b)	$81,880
	Italy – 1.2%
41,153	A2A S.p.A. (b)	66,733
2,142	Moncler S.p.A. (b) (c)	120,706
		187,439
	Jersey – 2.0%
4,626	Experian PLC (b)	161,691
1,429	Ferguson PLC (b)	165,919
		327,610
	Luxembourg – 1.3%
883	Eurofins Scientific SE (b) (c)	84,757
2,153	RTL Group S.A. (b) (c)	123,151
		207,908
	Netherlands – 8.9%
90	Adyen N.V. (b) (c) (d) (e)	188,012
1,114	ASML Holding N.V. (b)	594,713
2,855	ASR Nederland N.V. (b)	110,672
1,402	BE Semiconductor Industries N.V. (b)	96,393
788	Euronext N.V. (b) (d) (e)	84,865
230	Ferrari N.V. (b)	47,860
6,181	Koninklijke Ahold Delhaize N.V. (b)	177,423
1,418	Randstad N.V. (b) (c)	88,594
681	Wolters Kluwer N.V. (b)	56,585
		1,445,117
	Spain – 2.1%
69,544	CaixaBank S.A. (b)	175,494
5,706	Industria de Diseno Textil S.A. (b)	169,230
		344,724
	Sweden – 11.7%
4,103	Alfa Laval AB (b) (c)	107,526
5,387	Assa Abloy AB, Class B (b)	133,230
3,516	Atlas Copco AB, Class A (b)	190,755
3,394	Atlas Copco AB, Class B (b)	158,907
5,685	Epiroc AB, Class A (b)	108,918
1,923	Hexagon AB, Class B (b)	167,582
5,650	Indutrade AB (b) (f)	115,794
2,271	Investor AB, Class A (b)	166,343
3,005	Investor AB, Class B (b)	220,415
2,439	Kinnevik AB, Class B (b)	119,656
1,274	Lifco AB, Class B (b)	116,952
3,850	Volvo AB, Class A (b) (c)	95,224
7,793	Volvo AB, Class B (b) (c)	192,009
		1,893,311
	Switzerland – 17.7%
278	Geberit AG (b)	170,155

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Switzerland (Continued)
620	Kuehne + Nagel International AG (b)	$141,085
1,538	Logitech International S.A. (b)	159,734
4,971	Nestle S.A. (b)	557,232
4,119	Novartis AG (b)	372,956
148	Partners Group Holding AG (b)	174,757
1,594	Roche Holding AG (b)	550,109
334	Roche Holding AG (b)	117,677
283	Schindler Holding AG (b)	74,445
52	SGS S.A. (b)	157,716
673	Sika AG (b)	183,131
514	Sonova Holding AG (b) (f)	123,997
607	Temenos AG (b)	76,647
		2,859,641
	United Kingdom – 20.2%
3,601	Ashtead Group PLC (b)	180,723
881	AstraZeneca PLC (b)	89,872
8,119	Barratt Developments PLC (b) (c)	70,708
10,387	Compass Group PLC (b) (c)	185,541
7,232	Diageo PLC (b)	290,344
3,064	Diploma PLC (b)	96,818
4,280	Dunelm Group PLC (b) (c)	67,480
12,424	Evraz PLC (b)	84,948
2,922	Fevertree Drinks PLC	97,727
32,151	G4S PLC (b) (c)	114,114
15,877	GlaxoSmithKline PLC (b)	294,857
3,780	Hargreaves Lansdown PLC (b)	88,068
2,853	Hikma Pharmaceuticals PLC (b)	93,691
5,733	IMI PLC (b)	97,568
1,680	Intertek Group PLC (b)	126,526
52,040	Melrose Industries PLC (b) (c)	119,022
3,643	Mondi PLC (b)	85,792
8,473	RELX PLC (b)	209,779
3,773	Rio Tinto PLC (b)	286,247
12,680	RSA Insurance Group PLC (b)	116,897
55,426	Serco Group PLC (b) (c)	88,540
22,907	Spirent Communications PLC (b)	74,553
4,638	Unilever PLC	269,602
11,244	William Hill PLC (b) (c)	41,550
		3,270,967
	Total Common Stocks	15,631,082
	(Cost $12,709,808)
EXCHANGE-TRADED FUNDS (a) – 0.9%
	United States – 0.9%
2,850	iShares Core MSCI Europe ETF	144,752
	(Cost $150,822)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 0.6%
	Belgium – 0.6%
2,758	Warehouses De Pauw CVA (b)	$99,027
	(Cost $72,951)
	Total Investments – 98.0%	15,874,861
	(Cost $12,933,581) (g)
	Net Other Assets and Liabilities – 2.0%	328,455
	Net Assets – 100.0%	$16,203,316

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2021, securities noted as such are valued at $15,123,834 or 93.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (November 1, 2020 through January 31, 2021), the Fund received 4,520 PIK shares of Indutrade AB. There were no in-kind distributions received for Sonova Holding AB.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,074,374 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $133,094. The net unrealized appreciation was $2,941,280.

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
France	$ 1,568,256	$ 138,163	$ 1,430,093	$ —
Ireland	100,783	100,783	—	—
United Kingdom	3,270,967	367,329	2,903,638	—
Other Country Categories*	10,691,076	—	10,691,076	—
Exchange-Traded Funds*	144,752	144,752	—	—
Real Estate Investment Trusts*	99,027	—	99,027	—
Total Investments	$ 15,874,861	$ 751,027	$ 15,123,834	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Euro	42.2%
British Pound Sterling	21.5
Swiss Franc	18.0
Swedish Krona	11.9
Danish Krone	4.6
United States Dollar	0.9
Australian Dollar	0.9
Total	100.0%

Sector Allocation	% of Total Investments
Industrials	26.4%
Health Care	15.3
Consumer Staples	10.6
Financials	10.5
Consumer Discretionary	9.8
Materials	9.4
Information Technology	9.4
Real Estate	2.3
Communication Services	2.2
Utilities	2.0
Energy	1.2
Other**	0.9
Total	100.0%

**	Exchange-traded fund with holdings representing multiple sectors.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments
January 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.2%
	Argentina – 0.5%
31,614	Grupo Financiero Galicia S.A., ADR	$235,840
	Bermuda – 1.9%
111,368	China Gas Holdings Ltd. (b)	391,956
2,433,060	Gemdale Properties & Investment Corp., Ltd. (b)	343,893
119,405	Hopson Development Holdings Ltd. (b)	304,724
		1,040,573
	Brazil – 6.3%
29,716	Centrais Eletricas Brasileiras S.A.	155,820
29,584	Centrais Eletricas Brasileiras S.A., ADR	152,949
27,148	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	142,602
88,606	Cia Siderurgica Nacional S.A., ADR	488,219
55,274	CPFL Energia S.A.	314,284
85,927	Equatorial Energia S.A.	353,671
44,164	Itau Unibanco Holding S.A., ADR	230,536
93,896	Magazine Luiza S.A.	433,665
141,053	Metalurgica Gerdau S.A. (Preference Shares)	272,753
40,298	Petroleo Brasileiro S.A., ADR	404,995
69,133	TIM S.A.	168,050
16,670	Vale S.A.	267,962
		3,385,506
	Cayman Islands – 31.3%
14,815	Alibaba Group Holding Ltd., ADR (c)	3,760,491
293,294	Asia Cement China Holdings Corp. (b)	251,832
4,795	Autohome, Inc., ADR	528,553
61,180	China Conch Venture Holdings Ltd. (b)	290,895
369,614	China Resources Cement Holdings Ltd. (b)	407,431
300,530	Country Garden Holdings Co., Ltd. (b)	360,981
34,558	ENN Energy Holdings Ltd. (b)	532,968
10,741	JD.com, Inc., ADR (c)	952,619
202,976	Logan Group Co., Ltd. (b)	302,960
64,500	Longfor Group Holdings Ltd. (b) (d) (e)	363,230
16,612	Meituan, Class B (b) (c) (d)	765,969
11,544	Momo, Inc., ADR	176,392
7,203	NetEase, Inc., ADR	828,273
479,648	Seazen Group Ltd. (b)	439,244
Shares	Description	Value

	Cayman Islands (Continued)
25,600	Shenzhou International Group Holdings Ltd. (b)	$499,239
103,092	Sunac China Holdings Ltd. (b)	383,025
3,316	Sunac Services Holdings Ltd. (c) (d) (e)	9,324
30,542	Sunny Optical Technology Group Co., Ltd. (b)	797,878
43,274	Tencent Holdings Ltd. (b)	3,855,857
17,648	Vipshop Holdings Ltd., ADR (c)	483,908
7,058	Weibo Corp., ADR (c)	321,704
420,607	Yuzhou Group Holdings Co., Ltd. (b)	146,490
63,788	Zhongsheng Group Holdings Ltd. (b)	373,568
		16,832,831
	China – 6.0%
63,052	Anhui Conch Cement Co., Ltd., Class H (b)	372,501
1,150,136	China Construction Bank Corp., Class H (b)	871,135
62,078	China Life Insurance Co., Ltd., Class H (b)	131,839
35,818	China Vanke Co., Ltd., Class H (b)	128,152
146,116	Guangzhou R&F Properties Co., Ltd., Class H (b)	179,720
80,550	Ping An Insurance Group Co. of China Ltd., Class H (b)	948,701
54,330	Shanghai Baosight Software Co., Ltd., Class B (b)	229,982
125,734	Weichai Power Co., Ltd., Class H (b)	370,832
		3,232,862
	Colombia – 0.4%
390,724	Ecopetrol S.A.	222,238
	Cyprus – 1.0%
12,734	TCS Group Holding PLC, GDR (b) (d)	525,215
	Hong Kong – 2.8%
362,140	CSPC Pharmaceutical Group Ltd. (b)	368,151
600,000	Lenovo Group Ltd. (b)	698,366
140,098	Sinotruk Hong Kong Ltd. (b)	436,497
		1,503,014
	India – 13.9%
14,379	Asian Paints Ltd. (b)	473,766
31,748	Aurobindo Pharma Ltd. (b)	392,587
7,357	Britannia Industries Ltd. (b)	352,258
53,964	Dabur India Ltd. (b)	379,948
9,074	Divi’s Laboratories Ltd. (b)	417,990
37,693	HCL Technologies Ltd. (b)	470,889

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	India (Continued)
6,354	HDFC Asset Management Co., Ltd. (b) (d) (e)	$250,113
13,786	Hindustan Unilever Ltd. (b)	426,816
42,648	IndusInd Bank Ltd. (b) (c)	493,754
56,431	Infosys Ltd. (b)	956,206
23,073	Infosys Ltd., ADR	389,472
3,732	Jubilant Foodworks Ltd. (b)	132,228
18,181	Pidilite Industries Ltd. (b)	415,932
6,213	Reliance Industries Ltd. (b)	156,356
41,752	Sun TV Network Ltd. (b)	272,527
19,492	Tata Consultancy Services Ltd. (b)	829,320
25,209	UPL Ltd. (b)	193,551
85,346	Wipro Ltd. (b)	488,809
		7,492,522
	Indonesia – 0.7%
547,196	Indofood CBP Sukses Makmur Tbk PT (b)	354,497
	Malaysia – 1.1%
155,888	Supermax Corp. Bhd (b) (f)	261,201
207,200	Top Glove Corp. Bhd (b)	344,646
		605,847
	Marshall Islands – 0.7%
32,481	Atlas Corp.	365,086
	Mexico – 1.9%
105,609	Qualitas Controladora S.A.B. de C.V.	556,406
169,918	Wal-Mart de Mexico S.A.B. de C.V.	483,834
		1,040,240
	Philippines – 0.6%
357,600	Metropolitan Bank & Trust Co. (b)	333,798
	Poland – 0.6%
15,902	Asseco Poland S.A. (b)	289,465
	Russia – 4.7%
1,532	MMC Norilsk Nickel PJSC (b)	493,185
13,507	MMC Norilsk Nickel PJSC, ADR (b)	433,660
79,489	Rosneft Oil Co. PJSC (b)	495,809
200,322	Sberbank of Russia PJSC (b)	679,571
26,634	Severstal PAO (b)	442,018
		2,544,243
	Singapore – 0.7%
52,400	Singapore Exchange Ltd. (b)	389,281
	South Africa – 4.0%
46,635	Exxaro Resources Ltd. (b)	463,223
Shares	Description	Value

	South Africa (Continued)
40,712	Impala Platinum Holdings Ltd. (b)	$549,797
12,588	Kumba Iron Ore Ltd. (b)	504,296
1,415	Naspers Ltd., Class N (b)	327,331
38,674	Vodacom Group Ltd. (b)	315,470
		2,160,117
	South Korea – 4.7%
4,976	Coway Co., Ltd. (b)	309,032
30,637	Samsung Electronics Co., Ltd. (b)	2,239,780
		2,548,812
	Taiwan – 12.6%
32,443	Accton Technology Corp. (b)	311,424
729,279	IBF Financial Holdings Co., Ltd. (b)	327,696
10,803	International Games System Co., Ltd. (b)	297,638
33,025	Realtek Semiconductor Corp. (b)	531,261
186,235	Taiwan Semiconductor Manufacturing Co., Ltd. (b)	3,935,778
3,977	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	483,285
22,870	United Integrated Services Co., Ltd. (b)	194,849
386,813	United Microelectronics Corp. (b)	693,077
		6,775,008
	Turkey – 2.1%
606,177	Dogan Sirketler Grubu Holding A.S. (b)	321,180
149,350	Eregli Demir ve Celik Fabrikalari T.A.S. (b)	291,836
348,877	Turkiye Sise ve Cam Fabrikalari A.S. (b)	343,661
328,476	Turkiye Vakiflar Bankasi TAO, Class D (b) (c)	193,298
		1,149,975
	United Kingdom – 0.7%
10,472	British American Tobacco PLC (b)	380,530
	Total Investments – 99.2%	53,407,500
	(Cost $39,531,008) (g)
	Net Other Assets and Liabilities – 0.8%	407,684
	Net Assets – 100.0%	$53,815,184

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2021, securities noted as such are valued at $40,224,569 or 74.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (November 1, 2020 through January 31, 2021), the Fund received 3,388 PIK shares of Supermax Corp. Bhd.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $15,526,057 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,649,565. The net unrealized appreciation was $13,876,492.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Argentina	$ 235,840	$ 235,840	$ —	$ —
Brazil	3,385,506	3,385,506	—	—
Cayman Islands	16,832,831	7,061,264	9,771,567	—
Colombia	222,238	222,238	—	—
India	7,492,522	389,472	7,103,050	—
Marshall Islands	365,086	365,086	—	—
Mexico	1,040,240	1,040,240	—	—
Taiwan	6,775,008	483,285	6,291,723	—
Other Country Categories*	17,058,229	—	17,058,229	—
Total Investments	$ 53,407,500	$ 13,182,931	$ 40,224,569	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	28.7%
United States Dollar	20.6
Indian Rupee	13.3
New Taiwan Dollar	11.8
South Korean Won	4.8
South African Rand	4.0
Russian Ruble	4.0
Brazilian Real	4.0
Turkish Lira	2.2
Mexican Peso	1.9
Malaysian Ringgit	1.1
Singapore Dollar	0.7
British Pound Sterling	0.7
Indonesian Rupiah	0.7
Philippine Peso	0.6
Polish Zloty	0.5
Colombian Peso	0.4
Total	100.0%

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Sector Allocation	% of Total Investments
Information Technology	25.0%
Consumer Discretionary	15.1
Communication Services	12.7
Financials	11.5
Materials	11.0
Real Estate	5.5
Consumer Staples	4.5
Industrials	4.3
Utilities	3.8
Health Care	3.3
Energy	3.3
Total	100.0%

Additional Information
First Trust Exchange-Traded Fund III
January 31, 2021 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.